advance billings and customer deposits (Details) - CAD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of advance billings and customer deposits
Advance billings	$ 647	$ 636
Deferred customer activation and connection fees	5	6
Customer deposits	9	10
Contract liabilities	661	652	$ 602
Other	197	202
Total	$ 858	$ 854